Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of initial fixed $100 investment based on :

Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO	Compensation Actually Paid to Second PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return ($)	Peer Group Total Shareholder Return	Net Income ($ million)	Adjusted EBITDA ($ million)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	$4,300,649	$4,247,149	$4,905,001	$4,563,712	$2,334,459	$2,241,045	100.72	121.82	111.6	265.1
2022	$4,660,482	N/A	$6,318,295	N/A	$1,763,694	$2,162,432	134.28	113.29	96.5	253.5
2021	$4,725,711	N/A	$6,065,337	N/A	$1,737,959	$2,202,801	119.3	108.68	118.8	250.9
2020	$3,714,562	N/A	$3,666,927	N/A	$1,671,398	$1,619,119	98.09	102.37	98.6	251.9

Column (b). Amounts reported in this column and others related to the “First PEO” are for A. William Higgins, who served as President and Chief Executive Officer of the Company until his retirement from employment in August 2023.

Column (c). Amounts reported in this column and others related to the “Second PEO” are for Gunnar Kleveland, who succeeded Mr. Higgins as President and Chief Executive Officer of the Company upon Mr. Higgins' retirement.

Column (d). “Compensation actually paid” to our First PEO in each of 2020, 2021,, 2022 and 2023 reflects the respective amounts shown in Column (b) of the table above, adjusted as set forth in the table below, as required by SEC rules.

Column (e). “Compensation actually paid” to our Second PEO in each of 202, 2021, 2022 and 2023 reflects the respective amounts shown in Column (c) of the table above, adjusted as set forth in the table below, as required by SEC rules. The dollar amounts do not reflect the actual amounts of compensation earned or paid during the applicable year.

Column (f). Reflects the average total compensation amounts reported in the Summary Compensation Table for all NEOs other than First President and CEO, A. William Higgins and Second President and CEO Gunnar Kleveland. For 2020-2022, our non-PEO NEOs were Stephen Nolan, Daniel Halftermeyer, Greg Harwell and Joseph Gaug. For 2023, our non-CEO NEOs were Stephen Nolan, Robert Starr, Daniel Halftermeyer, Greg Harwell and Joseph Gaug.

Column (g). Average “Compensation actually paid” to our non-PEO NEOs in each of 2021, 2022 and 2023 reflects the respective amounts shown in Column (f) of the table above, adjusted as set forth in the table below, as required by SEC rules. The dollar amounts do not reflect the actual amounts of compensation earned or paid during the applicable year.

Column (h). For the relevant year, represents the cumulative total shareholder return (TSR) for the Company for the measurement period ending December 31, 2023, 2022 and 2021, respectively. TSR assumes that $100 was invested on December 31, 2020, and that dividends were reinvested when and as paid.

Column (i). For the relevant year, represents the cumulative total shareholder return (TSR) for the Company’s compensation benchmarking peer groups.For 2023, this group is the same group identified on page 29. However, prior to 2022, the benchmarking peer group consisted of: Aerojet Rocketdyne Holdings Inc, Barnes Group Inc, Curtiss-Wright Corp, Donaldson Company Inc, Esco Technologies Inc, Glatfelter Corp, Heico Corp, Hexcel Corp, Kadant Inc, Kaman Corp, Mativ Holdings Inc, Teledyne Technologies Inc, Trimas Corp and Woodward Inc. The TSRs shown reflect the differing peer groups for the applicable periods.

Company Selected Measure Name			AIN Adjusted EBITDA
Named Executive Officers, Footnote
Column (b). Amounts reported in this column and others related to the “First PEO” are for A. William Higgins, who served as President and Chief Executive Officer of the Company until his retirement from employment in August 2023.
Column (c). Amounts reported in this column and others related to the “Second PEO” are for Gunnar Kleveland, who succeeded Mr. Higgins as President and Chief Executive Officer of the Company upon Mr. Higgins' retirement.
			Column (f). Reflects the average total compensation amounts reported in the Summary Compensation Table for all NEOs other than First President and CEO, A. William Higgins and Second President and CEO Gunnar Kleveland. For 2020-2022, our non-PEO NEOs were Stephen Nolan, Daniel Halftermeyer, Greg Harwell and Joseph Gaug. For 2023, our non-CEO NEOs were Stephen Nolan, Robert Starr, Daniel Halftermeyer, Greg Harwell and Joseph Gaug.
Peer Group Issuers, Footnote
Column (i). For the relevant year, represents the cumulative total shareholder return (TSR) for the Company’s compensation benchmarking peer groups.For 2023, this group is the same group identified on page 29. However, prior to 2022, the benchmarking peer group consisted of: Aerojet Rocketdyne Holdings Inc, Barnes Group Inc, Curtiss-Wright Corp, Donaldson Company Inc, Esco Technologies Inc, Glatfelter Corp, Heico Corp, Hexcel Corp, Kadant Inc, Kaman Corp, Mativ Holdings Inc, Teledyne Technologies Inc, Trimas Corp and Woodward Inc. The TSRs shown reflect the differing peer groups for the applicable periods.

Adjustment To PEO Compensation, Footnote	Column (d). “Compensation actually paid” to our First PEO in each of 2020, 2021,, 2022 and 2023 reflects the respective amounts shown in Column (b) of the table above, adjusted as set forth in the table below, as required by SEC rules.Column (e). “Compensation actually paid” to our Second PEO in each of 202, 2021, 2022 and 2023 reflects the respective amounts shown in Column (c) of the table above, adjusted as set forth in the table below, as required by SEC rules. The dollar amounts do not reflect the actual amounts of compensation earned or paid during the applicable year.

Year	2020	2021	2022	2023	2023
CEO	Higgins	Higgins	Higgins	Higgins	Kleveland

SCT Total Compensation ($)	$3,714,562	$4,725,711	$4,660,482	$4,300,649	$4,247,149

Less: Stock Award Values reported in SCT for the applicable year ($)	$1,700,000	$2,000,000	$2,200,000	$2,400,000	$3,300,000

Plus: YE Fair Value of Stock Awards granted in the applicable year ($)	$1,652,365	$2,558,110	$2,652,019	$1,389,930	$3,616,563

Change in Fair Value of outstanding unvested stock awards from prior years ($)	$—	$781,516	$1,217,979	$488,764	—

Change in Fair Value of Stock Awards from prior years that vested in the applicable year ($)	$—	$—	$(12,185)	$1,125,658	—

Less: Fair value of Stock Awards forfeited during the applicable year	$—	$—	$—	$—	—

Less: Aggregate change in Actuarial Present Value of accumulated pension benefit	$—	$—	$—	$—	—

Plus: Aggregate Service cost and prior year costs for pension benefit	$—	$—	$—	$—	—

Compensation Actually Paid	$3,666,927	$6,065,337	$6,318,295	$4,905,001	$4,563,712

Non-PEO NEO Average Total Compensation Amount			$ 2,334,459	$ 1,763,694	$ 1,737,959	$ 1,671,398
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,241,045	$ 2,162,432	2,202,801	1,619,119
Adjustment to Non-PEO NEO Compensation Footnote	Column (g). Average “Compensation actually paid” to our non-PEO NEOs in each of 2021, 2022 and 2023 reflects the respective amounts shown in Column (f) of the table above, adjusted as set forth in the table below, as required by SEC rules. The dollar amounts do not reflect the actual amounts of compensation earned or paid during the applicable year.

Year	2020	2021	2022	2023
	(Average)	(Average)	(Average)	(Average)

SCT Total Compensation ($)	$1,671,398	$1,737,959	$1,763,694	$2,334,459

Less: Stock Award Values reported in SCT for the applicable year ($)	$460,054	$545,079	$630,813	$1,283,371

Plus: YE Fair Value of Stock Awards granted in the applicable year ($)	$461,214	$689,874	$758,207	$1,415,779

Change in Fair Value of outstanding unvested stock awards from prior years ($)	$12,573	$270,052	$292,308	$57,968

Change in Fair Value of Stock Awards from prior years that vested in the applicable year ($)	$(66,012)	$49,995	$(20,964)	$16,416

Less: Fair value of Stock Awards forfeited during the applicable year ($)	$—	$—	$—	$300,206

Less: Aggregate change in Actuarial Present Value of accumulated pension benefit ($)	$—	$—	$—	$—

Plus: Aggregate Service cost and prior year costs for pension benefit	$—	$—	$—	$—

Compensation Actually Paid	$1,619,119	$2,202,801	$2,162,432	$2,241,045

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Metrics
•AIN Adjusted EBITDA
•MC Adjusted EBITDA
•AEC Adjusted EBITDA
•AIN TRIR

Total Shareholder Return Amount			$ 100.72	$ 134.28	119.3	98.09
Peer Group Total Shareholder Return Amount			121.82	113.29	108.68	102.37
Net Income (Loss)			$ 111,600,000	$ 96,500,000	$ 118,800,000	$ 98,600,000
Company Selected Measure Amount			265,100,000	253,500,000	250,900,000	251,900,000
PEO Name	Gunnar Kleveland	A. William Higgins		A. William Higgins	A. William Higgins	A. William Higgins
Additional 402(v) Disclosure
Column (h). For the relevant year, represents the cumulative total shareholder return (TSR) for the Company for the measurement period ending December 31, 2023, 2022 and 2021, respectively. TSR assumes that $100 was invested on December 31, 2020, and that dividends were reinvested when and as paid.
Column (j). Reflects “Net Income” as shown in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022 and 2021.
No dividends are paid or accrued on any unvested equity awards. No adjustments were made relative to pension benefits, as Mr. Halftermeyer is the only PEO or NEO who participates in a defined benefit pension plan. As a non-U.S. citizen, Mr. Halftermeyer participates in foreign pension schemes, and the costs of his retirement benefits are paid through defined premium costs which are already included in his summary compensation table totals.
Relationship between “Compensation Actually Paid” and Performance
			The graphs that follow show the relationship of “compensation actually paid” to our PEOs and other named executive officers in, 2020, 2021, 2022 and 2023 to (1) the TSR for both the Company and our compensation peer benchmarking groups, (2) the Company’s net income, and (3) the Company’s adjusted EBITDA. For the purposes of these graphs, an averaged "compensation actually earned" is used for Messrs. Higgins and Kleveland for 2023
Measure:: 1
Pay vs Performance Disclosure
Name			•AIN Adjusted EBITDA
Non-GAAP Measure Description
Column (k). AIN Adjusted EBITDA was chosen as the “company selected financial metric” as it is the most heavily weighted of the annual performance measurement metric used in our executive compensation program (see pp. 33-35).

Measure:: 2
Pay vs Performance Disclosure
Name			•MC Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			•AEC Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			•AIN TRIR
A. William Higgins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,300,649	$ 4,660,482	$ 4,725,711	$ 3,714,562
PEO Actually Paid Compensation Amount			4,905,001	6,318,295	6,065,337	3,666,927
Gunnar Kleveland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,247,149
PEO Actually Paid Compensation Amount			4,563,712
PEO | A. William Higgins [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,400,000	2,200,000	2,000,000	1,700,000
PEO | A. William Higgins [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,389,930	2,652,019	2,558,110	1,652,365
PEO | A. William Higgins [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			488,764	1,217,979	781,516	0
PEO | A. William Higgins [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,125,658	(12,185)	0	0
PEO | A. William Higgins [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | A. William Higgins [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | A. William Higgins [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Gunnar Kleveland [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,300,000
PEO | Gunnar Kleveland [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,616,563
PEO | Gunnar Kleveland [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gunnar Kleveland [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gunnar Kleveland [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gunnar Kleveland [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gunnar Kleveland [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,283,371	630,813	545,079	460,054
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,415,779	758,207	689,874	461,214
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			57,968	292,308	270,052	12,573
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,416	(20,964)	49,995	(66,012)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			300,206	0	0	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0